22. Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfEquityLineItems [Line Items]
Capital stock	R$ 3,082,802	R$ 3,080,110
Number of shares issued	3,129,582,142
Authorized capital stock	R$ 4,000,000
Common Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	2,863,682,710
Preference Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued	265,899,432